Income taxes - Income tax expense reconciliation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Profit (loss) before income tax	¥ (611,269)	¥ 1,254,658	¥ (4,662,680)
Tax calculated at statutory income tax rate	(152,817)	313,665	(1,165,670)
Different tax rates available to different jurisdictions	1,077,464	182,303	556,263
Preferential income tax rates applicable to subsidiaries	(552,867)	(305,495)	(158,184)
Non-deductible expenses and non-taxable income, net	658,672	582,084	1,511,336
Super deduction for research and development expenses	(719,297)	(735,419)	(694,930)
--Tax losses and deductible temporary differences for which no deferred income tax assets were recognized	2,679,498	1,398,123	1,219,912
Utilization and recognition of previously unrecognized deductible tax losses and temporary differences	(4,683,486)	(1,646,185)	(1,401,352)
Withholding tax	103,852	182,053	184,352
Others	(27,444)	8,741	38,022
Total income tax expense (benefit)	¥ (1,616,425)	¥ (20,130)	¥ 89,749
Income tax rate	25.00%